Document and Entity Information	12 Months Ended
Sep. 29, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul 31, 2012
Registrant Name	FIDELITY SALEM STREET TRUST
Central Index Key	0000035315
Amendment Flag	false
Document Creation Date	Sep 27, 2012
Document Effective Date	Sep 29, 2012
Prospectus Date	Sep 29, 2012

Fidelity Commodity Strategy Fund
Fund Summary Fund: Fidelity® Commodity Strategy Fund
Investment Objective
The fund seeks to provide investment returns that correspond to the performance of the commodities market.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Fidelity Commodity Strategy Fund Class: Fidelity Commodity Strategy Fund
Shareholder fees (fees paid directly from your investment)	none

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Fidelity Commodity Strategy Fund Class: Fidelity Commodity Strategy Fund
Management fee		0.40%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.20%
Acquired fund fees and expenses	[1]	0.05%
Total annual fund operating expenses		0.65%
Fee waiver and/or expense reimbursement	[1]	0.04%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		0.61%
[1]	The fund may invest in a wholly-owned subsidiary. The subsidiary has entered into a separate contract with Fidelity Management & Research Company (FMR) for the management of its portfolio pursuant to which the subsidiary pays FMR a fee at an annual rate of 0.30% of its net assets. The subsidiary also pays certain other expenses including custody fees. FMR has contractually agreed to waive the fund's management fee in an amount equal to the management fee paid to FMR by the subsidiary. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with the subsidiary is in place. If FMR's contract with the subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	Fidelity Commodity Strategy Fund Class: Fidelity Commodity Strategy Fund
1 year	62
3 years	195
5 years	340
10 years	762

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 0% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing in commodity-linked notes, other commodity-linked derivative instruments, short-term investment-grade debt securities, cash, and cash equivalents.
  Investing up to 25% of assets in a wholly-owned subsidiary that invests in commodity-linked total return swaps based on the value of commodities or commodities indices and in other commodity-linked derivative instruments.
  Managing the fund to track an index chosen to represent the commodities market, as well as short-term investment-grade debt securities, which as of July 31, 2012 was the Dow Jones-UBS Commodity Index Total ReturnSM.
  Investing in domestic and foreign issuers.
  Engaging in commodity-linked derivatives transactions that have a leveraging effect on the fund.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.
  Subsidiary Risk. Investment in an unregistered subsidiary is not subject to the investor protections of the Investment Company Act of 1940 (1940 Act) and is subject to the risks associated with investing in derivatives and commodity-linked investing in general. Changes in tax and other laws could negatively affect investments in the subsidiary.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments.
In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.
Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.50%	December 31, 2010
Lowest Quarter Return	-11.65%	September 30, 2011
Year-to-Date Return	-4.05%	June 30, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2011
Average Annual Total Returns Fidelity Commodity Strategy Fund	Past 1 Year	Life of fund		Inception Date
Class: Fidelity Commodity Strategy Fund Return Before Taxes	(13.95%)	0.89%	[1]	Oct 20, 2009
Class: Fidelity Commodity Strategy Fund Return After Taxes on Distributions	(19.29%)	(2.01%)	[1]	Oct 20, 2009
Class: Fidelity Commodity Strategy Fund Return After Taxes on Distributions and Sale of Fund Shares	(8.56%)	(0.61%)	[1]	Oct 20, 2009
Dow Jones-UBS Commodity Index Total Return (reflects no deduction for fees, expenses, or taxes)	(13.32%)	1.70%	[1]	Oct 20, 2009
[1]	From October 20, 2009.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 29, 2012
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Fidelity Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Fidelity® Commodity Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide investment returns that correspond to the performance of the commodities market.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	at least one year from the effective date of the prospectus
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing in commodity-linked notes, other commodity-linked derivative instruments, short-term investment-grade debt securities, cash, and cash equivalents.
  Investing up to 25% of assets in a wholly-owned subsidiary that invests in commodity-linked total return swaps based on the value of commodities or commodities indices and in other commodity-linked derivative instruments.
  Managing the fund to track an index chosen to represent the commodities market, as well as short-term investment-grade debt securities, which as of July 31, 2012 was the Dow Jones-UBS Commodity Index Total ReturnSM.
  Investing in domestic and foreign issuers.
  Engaging in commodity-linked derivatives transactions that have a leveraging effect on the fund.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.
  Subsidiary Risk. Investment in an unregistered subsidiary is not subject to the investor protections of the Investment Company Act of 1940 (1940 Act) and is subject to the risks associated with investing in derivatives and commodity-linked investing in general. Changes in tax and other laws could negatively affect investments in the subsidiary.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments.
In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.50%	December 31, 2010
Lowest Quarter Return	-11.65%	September 30, 2011
Year-to-Date Return	-4.05%	June 30, 2012

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2011
Fidelity Commodity Strategy Fund | Class: Fidelity Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.20%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.65%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.61%
1 year	rr_ExpenseExampleYear01	62
3 years	rr_ExpenseExampleYear03	195
5 years	rr_ExpenseExampleYear05	340
10 years	rr_ExpenseExampleYear10	762
2010	rr_AnnualReturn2010	15.84%
2011	rr_AnnualReturn2011	(13.95%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(4.05%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.65%)
Fidelity Commodity Strategy Fund | Return Before Taxes | Class: Fidelity Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Commodity Strategy Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 Year	rr_AverageAnnualReturnYear01	(13.95%)
Life of fund	rr_AverageAnnualReturnSinceInception	0.89%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 20, 2009
Fidelity Commodity Strategy Fund | Return After Taxes on Distributions | Class: Fidelity Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Commodity Strategy Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 Year	rr_AverageAnnualReturnYear01	(19.29%)
Life of fund	rr_AverageAnnualReturnSinceInception	(2.01%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 20, 2009
Fidelity Commodity Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class: Fidelity Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Commodity Strategy Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 Year	rr_AverageAnnualReturnYear01	(8.56%)
Life of fund	rr_AverageAnnualReturnSinceInception	(0.61%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 20, 2009
Fidelity Commodity Strategy Fund | Dow Jones-UBS Commodity Index Total Return (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones-UBS Commodity Index Total ReturnSM
Past 1 Year	rr_AverageAnnualReturnYear01	(13.32%)
Life of fund	rr_AverageAnnualReturnSinceInception	1.70%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 20, 2009

[1]	The fund may invest in a wholly-owned subsidiary. The subsidiary has entered into a separate contract with Fidelity Management & Research Company (FMR) for the management of its portfolio pursuant to which the subsidiary pays FMR a fee at an annual rate of 0.30% of its net assets. The subsidiary also pays certain other expenses including custody fees. FMR has contractually agreed to waive the fund's management fee in an amount equal to the management fee paid to FMR by the subsidiary. This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with the subsidiary is in place. If FMR's contract with the subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement.
[2]	From October 20, 2009.

Series | Fidelity Series Commodity Strategy Fund
Fund Summary Fund/Class: Fidelity® Series Commodity Strategy Fund/Fidelity Series Commodity Strategy Fund
Investment Objective
The fund seeks to provide investment returns that correspond to the performance of the commodities market.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Series Fidelity Series Commodity Strategy Fund Class: Fidelity Series Commodity Strategy Fund
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Series Fidelity Series Commodity Strategy Fund Class: Fidelity Series Commodity Strategy Fund
Management fee		0.40%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.20%
Acquired fund fees and expenses	[1]	0.04%
Total annual operating expenses		0.64%
Fee waiver and/or expense reimbursement	[1]	0.04%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.60%
[1]	The fund may invest in a wholly-owned subsidiary. The subsidiary has entered into a separate contract with Fidelity Management & Research Company (FMR) for the management of its portfolio pursuant to which the subsidiary pays FMR a fee at an annual rate of 0.30% of its net assets. The subsidiary also pays certain other expenses including custody fees. FMR has contractually agreed to waive the fund's management fee in an amount equal to the management fee paid to FMR by the subsidiary. The fund also may invest in Fidelity Commodity Strategy Central Fund, which in turn invests in its own wholly-owned subsidiary that invests in commodity-linked derivative instruments. FMR has contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the central fund's subsidiary based on the fund's proportionate ownership of the central fund. These arrangements will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with the applicable subsidiary is in place. If FMR's contract with a subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	Series Fidelity Series Commodity Strategy Fund Class: Fidelity Series Commodity Strategy Fund
1 year	61
3 years	192
5 years	335
10 years	750

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 148% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing in commodity-linked notes, other commodity-linked derivative instruments, short-term investment-grade debt securities, cash, and cash equivalents.
  Investing up to 25% of assets in a wholly-owned subsidiary that invests in commodity-linked total return swaps based on the value of commodities or commodities indices and in other commodity-linked derivative instruments.
  Managing the fund to track an index chosen to represent the commodities market, as well as short-term investment-grade debt securities, which as of July 31, 2012 was the Dow Jones-UBS Commodity Index Total ReturnSM.
  Investing in domestic and foreign issuers.
  Engaging in commodity-linked derivatives transactions that have a leveraging effect on the fund.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.
  Subsidiary Risk. Investment in an unregistered subsidiary is not subject to the investor protections of the Investment Company Act of 1940 (1940 Act) and is subject to the risks associated with investing in derivatives and commodity-linked investing in general. Changes in tax and other laws could negatively affect investments in the subsidiary.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments.
In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.
Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.54%	December 31, 2010
Lowest Quarter Return	-11.72%	September 30, 2011
Year-to-Date Return	-4.02%	June 30, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2011
Average Annual Total Returns Series Fidelity Series Commodity Strategy Fund	Past 1 Year	Life of class		Inception Date
Class: Fidelity Series Commodity Strategy Fund Return Before Taxes	(13.89%)	4.51%	[1]	Oct 1, 2009
Class: Fidelity Series Commodity Strategy Fund Return After Taxes on Distributions	(18.92%)	1.52%	[1]	Oct 1, 2009
Class: Fidelity Series Commodity Strategy Fund Return After Taxes on Distributions and Sale of Fund Shares	(8.22%)	2.50%	[1]	Oct 1, 2009
Dow Jones-UBS Commodity Index Total Return (reflects no deduction for fees, expenses, or taxes)	(13.32%)	5.33%	[1]	Oct 1, 2009
[1]	From October 1, 2009.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Sep 29, 2012
Series | Fidelity Series Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity® Series Commodity Strategy Fund/Fidelity Series Commodity Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide investment returns that correspond to the performance of the commodities market.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	at least one year from the effective date of the prospectus
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 148% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	148.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing in commodity-linked notes, other commodity-linked derivative instruments, short-term investment-grade debt securities, cash, and cash equivalents.
  Investing up to 25% of assets in a wholly-owned subsidiary that invests in commodity-linked total return swaps based on the value of commodities or commodities indices and in other commodity-linked derivative instruments.
  Managing the fund to track an index chosen to represent the commodities market, as well as short-term investment-grade debt securities, which as of July 31, 2012 was the Dow Jones-UBS Commodity Index Total ReturnSM.
  Investing in domestic and foreign issuers.
  Engaging in commodity-linked derivatives transactions that have a leveraging effect on the fund.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.
  Subsidiary Risk. Investment in an unregistered subsidiary is not subject to the investor protections of the Investment Company Act of 1940 (1940 Act) and is subject to the risks associated with investing in derivatives and commodity-linked investing in general. Changes in tax and other laws could negatively affect investments in the subsidiary.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments.
In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.54%	December 31, 2010
Lowest Quarter Return	-11.72%	September 30, 2011
Year-to-Date Return	-4.02%	June 30, 2012

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2011
Series | Fidelity Series Commodity Strategy Fund | Class: Fidelity Series Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.64%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.60%
1 year	rr_ExpenseExampleYear01	61
3 years	rr_ExpenseExampleYear03	192
5 years	rr_ExpenseExampleYear05	335
10 years	rr_ExpenseExampleYear10	750
2010	rr_AnnualReturn2010	15.96%
2011	rr_AnnualReturn2011	(13.89%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(4.02%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.72%)
Series | Fidelity Series Commodity Strategy Fund | Return Before Taxes | Class: Fidelity Series Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Series Commodity Strategy Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 Year	rr_AverageAnnualReturnYear01	(13.89%)
Life of class	rr_AverageAnnualReturnSinceInception	4.51%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2009
Series | Fidelity Series Commodity Strategy Fund | Return After Taxes on Distributions | Class: Fidelity Series Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Series Commodity Strategy Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 Year	rr_AverageAnnualReturnYear01	(18.92%)
Life of class	rr_AverageAnnualReturnSinceInception	1.52%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2009
Series | Fidelity Series Commodity Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class: Fidelity Series Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity Series Commodity Strategy Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 Year	rr_AverageAnnualReturnYear01	(8.22%)
Life of class	rr_AverageAnnualReturnSinceInception	2.50%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2009
Series | Fidelity Series Commodity Strategy Fund | Dow Jones-UBS Commodity Index Total Return (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones-UBS Commodity Index Total ReturnSM
Past 1 Year	rr_AverageAnnualReturnYear01	(13.32%)
Life of class	rr_AverageAnnualReturnSinceInception	5.33%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2009

[1]	The fund may invest in a wholly-owned subsidiary. The subsidiary has entered into a separate contract with Fidelity Management & Research Company (FMR) for the management of its portfolio pursuant to which the subsidiary pays FMR a fee at an annual rate of 0.30% of its net assets. The subsidiary also pays certain other expenses including custody fees. FMR has contractually agreed to waive the fund's management fee in an amount equal to the management fee paid to FMR by the subsidiary. The fund also may invest in Fidelity Commodity Strategy Central Fund, which in turn invests in its own wholly-owned subsidiary that invests in commodity-linked derivative instruments. FMR has contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the central fund's subsidiary based on the fund's proportionate ownership of the central fund. These arrangements will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with the applicable subsidiary is in place. If FMR's contract with a subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement.
[2]	From October 1, 2009.

F | Fidelity Series Commodity Strategy Fund
Fund Summary Fund/Class: Fidelity® Series Commodity Strategy Fund/F
Investment Objective
The fund seeks to provide investment returns that correspond to the performance of the commodities market.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	F Fidelity Series Commodity Strategy Fund Class F
Shareholder fees (fees paid directly from your investment)	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		F Fidelity Series Commodity Strategy Fund Class F
Management fee		0.40%
Distribution and/or Service (12b-1) fees		none
Other expenses		none
Acquired fund fees and expenses	[1]	0.04%
Total annual operating expenses		0.44%
Fee waiver and/or expense reimbursement	[1]	0.04%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.40%
[1]	The fund may invest in a wholly-owned subsidiary. The subsidiary has entered into a separate contract with Fidelity Management & Research Company (FMR) for the management of its portfolio pursuant to which the subsidiary pays FMR a fee at an annual rate of 0.30% of its net assets. The subsidiary also pays certain other expenses including custody fees. FMR has contractually agreed to waive the fund's management fee in an amount equal to the management fee paid to FMR by the subsidiary. The fund also may invest in Fidelity Commodity Strategy Central Fund, which in turn invests in its own wholly-owned subsidiary that invests in commodity-linked derivative instruments. FMR has contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the central fund's subsidiary based on the fund's proportionate ownership of the central fund. These arrangements will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with the applicable subsidiary is in place. If FMR's contract with a subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	F Fidelity Series Commodity Strategy Fund Class F
1 year	41
3 years	128
5 years	224
10 years	505

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 148% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing in commodity-linked notes, other commodity-linked derivative instruments, short-term investment-grade debt securities, cash, and cash equivalents.
  Investing up to 25% of assets in a wholly-owned subsidiary that invests in commodity-linked total return swaps based on the value of commodities or commodities indices and in other commodity-linked derivative instruments.
  Managing the fund to track an index chosen to represent the commodities market, as well as short-term investment-grade debt securities, which as of July 31, 2012 was the Dow Jones-UBS Commodity Index Total ReturnSM.
  Investing in domestic and foreign issuers.
  Engaging in commodity-linked derivatives transactions that have a leveraging effect on the fund.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.
  Subsidiary Risk. Investment in an unregistered subsidiary is not subject to the investor protections of the Investment Company Act of 1940 (1940 Act) and is subject to the risks associated with investing in derivatives and commodity-linked investing in general. Changes in tax and other laws could negatively affect investments in the subsidiary.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments.
In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.401k.com and log in for updated return information.
Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.62%	December 31, 2010
Lowest Quarter Return	-11.67%	September 30, 2011
Year-to-Date Return	-3.90%	June 30, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2011
Average Annual Total Returns F Fidelity Series Commodity Strategy Fund	Past 1 Year	Life of class		Inception Date
Class F Return Before Taxes	(13.77%)	4.69%	[1]	Oct 1, 2009
Class F Return After Taxes on Distributions	(18.85%)	1.66%	[1]	Oct 1, 2009
Class F Return After Taxes on Distributions and Sale of Fund Shares	(8.13%)	2.62%	[1]	Oct 1, 2009
Dow Jones-UBS Commodity Index Total Return (reflects no deduction for fees, expenses, or taxes)	(13.32%)	5.33%	[1]	Oct 1, 2009
[1]	From October 1, 2009.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Sep 29, 2012
F | Fidelity Series Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity® Series Commodity Strategy Fund/F
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide investment returns that correspond to the performance of the commodities market.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	at least one year from the effective date of the prospectus
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 148% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	148.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing in commodity-linked notes, other commodity-linked derivative instruments, short-term investment-grade debt securities, cash, and cash equivalents.
  Investing up to 25% of assets in a wholly-owned subsidiary that invests in commodity-linked total return swaps based on the value of commodities or commodities indices and in other commodity-linked derivative instruments.
  Managing the fund to track an index chosen to represent the commodities market, as well as short-term investment-grade debt securities, which as of July 31, 2012 was the Dow Jones-UBS Commodity Index Total ReturnSM.
  Investing in domestic and foreign issuers.
  Engaging in commodity-linked derivatives transactions that have a leveraging effect on the fund.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Financial Services Exposure. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.
  Subsidiary Risk. Investment in an unregistered subsidiary is not subject to the investor protections of the Investment Company Act of 1940 (1940 Act) and is subject to the risks associated with investing in derivatives and commodity-linked investing in general. Changes in tax and other laws could negatively affect investments in the subsidiary.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures and their value may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments.
In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.401k.com and log in for updated return information.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.401k.com and log in for updated return information
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.62%	December 31, 2010
Lowest Quarter Return	-11.67%	September 30, 2011
Year-to-Date Return	-3.90%	June 30, 2012

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended
December 31, 2011
F | Fidelity Series Commodity Strategy Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.40%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.44%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.40%
1 year	rr_ExpenseExampleYear01	41
3 years	rr_ExpenseExampleYear03	128
5 years	rr_ExpenseExampleYear05	224
10 years	rr_ExpenseExampleYear10	505
2010	rr_AnnualReturn2010	16.23%
2011	rr_AnnualReturn2011	(13.77%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(3.90%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.67%)
F | Fidelity Series Commodity Strategy Fund | Return Before Taxes | Class F
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class F
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 Year	rr_AverageAnnualReturnYear01	(13.77%)
Life of class	rr_AverageAnnualReturnSinceInception	4.69%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2009
F | Fidelity Series Commodity Strategy Fund | Return After Taxes on Distributions | Class F
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class F
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 Year	rr_AverageAnnualReturnYear01	(18.85%)
Life of class	rr_AverageAnnualReturnSinceInception	1.66%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2009
F | Fidelity Series Commodity Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class F
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class F
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 Year	rr_AverageAnnualReturnYear01	(8.13%)
Life of class	rr_AverageAnnualReturnSinceInception	2.62%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2009
F | Fidelity Series Commodity Strategy Fund | Dow Jones-UBS Commodity Index Total Return (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones-UBS Commodity Index Total ReturnSM
Past 1 Year	rr_AverageAnnualReturnYear01	(13.32%)
Life of class	rr_AverageAnnualReturnSinceInception	5.33%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2009

[1]	The fund may invest in a wholly-owned subsidiary. The subsidiary has entered into a separate contract with Fidelity Management & Research Company (FMR) for the management of its portfolio pursuant to which the subsidiary pays FMR a fee at an annual rate of 0.30% of its net assets. The subsidiary also pays certain other expenses including custody fees. FMR has contractually agreed to waive the fund's management fee in an amount equal to the management fee paid to FMR by the subsidiary. The fund also may invest in Fidelity Commodity Strategy Central Fund, which in turn invests in its own wholly-owned subsidiary that invests in commodity-linked derivative instruments. FMR has contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the central fund's subsidiary based on the fund's proportionate ownership of the central fund. These arrangements will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with the applicable subsidiary is in place. If FMR's contract with a subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement.
[2]	From October 1, 2009.

Adv Inv | Spartan Real Estate Index Fund
Fund Summary Fund/Class: Spartan® Real Estate Index Fund/Investor, Fidelity Advantage®
Investment Objective
The fund seeks to provide investment results that correspond to the total return of equity REITs and other real estate-related investments.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Adv Inv Spartan Real Estate Index Fund (USD $)	Investor Class	Fidelity Advantage Class
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	0.75%	0.75%
Annual index fund fee (for fund balances under $10,000)	10	10

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses Adv Inv Spartan Real Estate Index Fund		Investor Class	Fidelity Advantage Class
Management fee		0.14%	0.14%
Distribution and/or Service (12b-1) fees		none	none
Other expenses		0.20%	0.06%
Total annual operating expenses	[1]	0.34%	0.20%
Fee waiver and/or expense reimbursement	[2]	0.07%	0.07%
Total annual operating expenses after fee waiver and/or expense reimbursement	[1]	0.27%	0.13%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitations of the fund.
[2]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.26% and 0.12%, respectively. These arrangements will remain in effect through September 30, 2013, after which date FMR, in its sole discretion, may discontinue these arrangements at any time.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example Adv Inv Spartan Real Estate Index Fund (USD $)	Investor Class	Fidelity Advantage Class
1 year	28	13
3 years	101	56
5 years	183	104
10 years	423	247

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from September 8, 2011 to July 31, 2012, the fund's portfolio turnover rate was 67% of the average value of its portfolio.
Principal Investment Strategies
Normally investing at least 80% of assets in securities included in the Dow Jones U.S. Select Real Estate Securities IndexSM (the Index). Lending securities to earn income for the fund.
Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Real Estate Industry Concentration. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.
In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Sep 29, 2012
Adv Inv | Spartan Real Estate Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Spartan® Real Estate Index Fund/Investor, Fidelity Advantage®
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide investment results that correspond to the total return of equity REITs and other real estate-related investments.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from September 8, 2011 to July 31, 2012, the fund's portfolio turnover rate was 67% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

		Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Normally investing at least 80% of assets in securities included in the Dow Jones U.S. Select Real Estate Securities IndexSM (the Index). Lending securities to earn income for the fund.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Normally investing at least 80% of assets in securities included in the Dow Jones U.S. Select Real Estate Securities IndexSM (the Index).
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Real Estate Industry Concentration. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.
In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

		An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Adv Inv | Spartan Real Estate Index Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Annual index fund fee (for fund balances under $10,000)	rr_MaximumAccountFee	10
Management fee	rr_ManagementFeesOverAssets	0.14%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual operating expenses	rr_ExpensesOverAssets	0.34%	[1]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.07%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.27%	[1]
1 year	rr_ExpenseExampleYear01	28
3 years	rr_ExpenseExampleYear03	101
5 years	rr_ExpenseExampleYear05	183
10 years	rr_ExpenseExampleYear10	423
Adv Inv | Spartan Real Estate Index Fund | Fidelity Advantage Class
Risk/Return:	rr_RiskReturnAbstract
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Annual index fund fee (for fund balances under $10,000)	rr_MaximumAccountFee	10
Management fee	rr_ManagementFeesOverAssets	0.14%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual operating expenses	rr_ExpensesOverAssets	0.20%	[1]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.07%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.13%	[1]
1 year	rr_ExpenseExampleYear01	13
3 years	rr_ExpenseExampleYear03	56
5 years	rr_ExpenseExampleYear05	104
10 years	rr_ExpenseExampleYear10	247

[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitations of the fund.
[2]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.26% and 0.12%, respectively. These arrangements will remain in effect through September 30, 2013, after which date FMR, in its sole discretion, may discontinue these arrangements at any time.

Inst | Spartan Real Estate Index Fund
Fund Summary Fund/Class: Spartan® Real Estate Index Fund/Institutional
Investment Objective
The fund seeks to provide investment results that correspond to the total return of equity REITs and other real estate-related investments.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Inst Spartan Real Estate Index Fund Institutional Class
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	0.75%

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses		Inst Spartan Real Estate Index Fund Institutional Class
Management fee		0.14%
Distribution and/or Service (12b-1) fees		none
Other expenses		0.02%
Total annual operating expenses	[1]	0.16%
Fee waiver and/or expense reimbursement	[2]	0.07%
Total annual operating expenses after fee waiver and/or expense reimbursement	[1]	0.09%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitations of the fund.
[2]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.08%. This arrangement will remain in effect through September 30, 2013, after which date FMR, in its sole discretion, may discontinue the arrangement at any time.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example (USD $)	Inst Spartan Real Estate Index Fund Institutional Class
1 year	9
3 years	43
5 years	82
10 years	196

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from September 8, 2011 to July 31, 2012, the fund's portfolio turnover rate was 67% of the average value of its portfolio.
Principal Investment Strategies
Normally investing at least 80% of assets in securities included in the Dow Jones U.S. Select Real Estate Securities IndexSM (the Index). Lending securities to earn income for the fund.
Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Real Estate Industry Concentration. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.
In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Sep 29, 2012
Inst | Spartan Real Estate Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Spartan® Real Estate Index Fund/Institutional
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide investment results that correspond to the total return of equity REITs and other real estate-related investments.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from September 8, 2011 to July 31, 2012, the fund's portfolio turnover rate was 67% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Normally investing at least 80% of assets in securities included in the Dow Jones U.S. Select Real Estate Securities IndexSM (the Index). Lending securities to earn income for the fund.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Normally investing at least 80% of assets in securities included in the Dow Jones U.S. Select Real Estate Securities IndexSM (the Index).
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Real Estate Industry Concentration. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.
In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Inst | Spartan Real Estate Index Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	0.75%
Management fee	rr_ManagementFeesOverAssets	0.14%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%
Total annual operating expenses	rr_ExpensesOverAssets	0.16%	[1]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.07%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.09%	[1]
1 year	rr_ExpenseExampleYear01	9
3 years	rr_ExpenseExampleYear03	43
5 years	rr_ExpenseExampleYear05	82
10 years	rr_ExpenseExampleYear10	196

[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. For the period, acquired fund fees and expenses are less than 0.01% and are included in other expenses. As a result, the total annual operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitations of the fund.
[2]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.08%. This arrangement will remain in effect through September 30, 2013, after which date FMR, in its sole discretion, may discontinue the arrangement at any time.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Sep 29, 2012
Document Creation Date	dei_DocumentCreationDate	Sep 27, 2012